THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON FEBRUARY 19, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2003



Check here if Amendment                        [X]  Amendment Number :   1
                                                                       -------
This Amendment (Check only one.):              [ ]  is a restatement
                                               [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            -----------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            -----------------------------------
            New York, NY 10019
            -----------------------------------

Form 13F File Number:     28-  06341
                               ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Jackelow
            ----------------------------------------
Title:      Chief Financial Officer
            ----------------------------------------
Phone:      212-457-8010
            ----------------------------------------

Signature, Place, and Date of Signing:

    /s/ Brian Jackelow                New York, NY          February 26, 2004
-------------------------------      ----------------     ---------------------
       (Signature)                    (City, State)            (Date)

Report Type ( Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                          ----------------
Form 13F Information Table Entry Total:          17
                                          ----------------
Form 13F Information Table Value Total:       446,314      (thousands)
                                          ----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number       Name
     ---     --------------------       ----

      1      28-06339                   SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF             TITLE OF                   VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER               CLASS        CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE &
 FITCH CO              CL A       002896207      9,976      360,000   SH              DEFINED          1     360,000      0      0
ALTRIA GROUP INC   COMMON STOCK   02209S103    103,237    2,357,000   SH              DEFINED          1   2,357,000      0      0
ALTRIA GROUP INC   COMMON STOCK   02209S953     29,849    1,480,700   SH     PUT      DEFINED          1   1,480,700      0      0
AMERICAN FINL
 RLTY TR           COMMON STOCK   02607P305      2,820      200,000   SH              DEFINED          1     200,000      0      0
BEAR STEARNS COS
 INC               COMMON STOCK   073902108     29,546      395,000   SH              DEFINED          1     395,000      0      0
CAPITALSOURCE INC  COMMON STOCK   14055X102        438       25,000   SH              DEFINED          1      25,000      0      0
CITADEL
 BROADCASTING
 CORP              COMMON STOCK   17285T106        198       10,000   SH              DEFINED          1      10,000      0      0
GENERAL MTRS
 CORP             DEB SR CV C 33  370442717     69,720    2,587,000   PRN             DEFINED          1       N/A       N/A    N/A
HELEN OF TROY
 CORP LTD          COMMON STOCK   G4388N106      6,323      259,888   SH              DEFINED          1     259,888      0      0
MILLENNIUM
 CHEMICALS INC     COMMON STOCK   599903101     10,097    1,057,300   SH              DEFINED          1   1,057,300      0      0
PFSWEB INC         COMMON STOCK   717098107        785      367,000   SH              DEFINED          1     367,000      0      0
PG&E CORP          COMMON STOCK   69331C108     71,358    2,985,700   SH              DEFINED          1   2,985,700      0      0
PLATINUM
 UNDERWRITER
 HLDGS L           COMMON STOCK   G7127P100      9,054      322,200   SH              DEFINED          1     322,200      0      0
PXRE GROUP LTD     COMMON STOCK   G73018106     20,795    1,158,500   SH              DEFINED          1   1,158,500      0      0
RAYONIER INC       COMMON STOCK   754907103     18,473      455,000   SH              DEFINED          1     455,000      0      0
STAGE STORES INC      COM NEW     85254C305      9,918      390,461   SH              DEFINED          1     390,461      0      0
XCEL ENERGY INC    COMMON STOCK   98389B100     53,727    3,473,000   SH              DEFINED          1   3,473,000      0      0